Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense/(Benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2025	2024	2023
Current income tax expense:
Germany	€6,590	€3,362	€15,883
Other countries	41	4	9
Current income tax expense	€6,631	€3,366	€15,892
Deferred income tax benefit:
Germany	(11,292)	(9,617)	(3,501)
Other countries	(695)	(3)	—
Deferred income tax benefit	€(11,987)	€(9,620)	€(3,501)
Income tax expense/(benefit)	€(5,356)	€(6,254)	€12,391

Schedule of Income (Loss) Before Income Tax, Domestic and Foreign
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2025	2024	2023
Germany	€9,126	€(28,191)	€(151,890)
Other countries	(1,096)	(56)	26
Income/(loss) before income taxes	€8,030	€(28,247)	€(151,864)

Schedule of Effective Income Tax Rate Reconciliation
The below table shows a reconciliation between the German statutory income tax rate and the effective tax rate:

	Year Ended December 31,
	2025		2024		2023
(€ thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income/(loss) before income taxes	€8,030		€(28,247)		€(151,864)
Income tax benefit at German tax rate	2,507	31.2%	(8,820)	31.2%	(47,419)	31.2%
Foreign tax effects
Israel
Statutory tax rate difference between Israel and Germany	125	1.5	—	—	—	—
Changes in valuation allowances	(91)	(1.1)	—	—	—	—
Effect from foreign currencies	(479)	(6.0)	—	—	—	—
Prior period taxes	132	1.6	—	—	—	—
Other foreign jurisdictions
Statutory tax rate difference between other jurisdictions and Germany	(41)	(0.5)	(10)	0.0	(1)	0.0
Prior period taxes	27	0.3	—	—	—	—
Effect of changes in tax laws or rates enacted in the current period
Enacted changes in tax rates in Germany (1)	(2,443)	(30.4)	—	—	—	—
Tax credits
Research and development tax credits	—	—	(438)	1.5	—	—
Changes in valuation allowances
Movement in valuation allowance	(1)	0.0	550	(1.9)	13	0.0
Forfeiture of net operating losses ("NOLs")	—	—	(567)	2.0	—	—
Nontaxable or nondeductible items
Nondeductible share-based compensation (2)	2,446	30.4	2,639	(9.3)	2,968	(2.0)
Deductible share-based compensation liability awards (2)	(276)	(3.4)	(428)	1.5	(401)	0.3
Nondeductible expenses	219	2.7	335	(1.2)	165	(0.1)
Prior period taxes	1,460	18.2	64	(0.2)	(5)	0.0
Goodwill impairment	—	—	—	—	56,807	(37.4)
Tax-free income from investments (3)	(1,095)	(13.6)	(502)	1.8	—	—
Foreign withholding taxes	792	9.9	503	(1.8)	848	(0.6)
Other	6	0.1	—	—	—	—

Movement in uncertain tax positions	(8,684)	(108.1)	132	(0.5)	(686)	0.5
Other adjustments	40	0.5	288	(1.0)	102	(0.1)
Effective tax rate	€(5,356)	(66.7)%	€(6,254)	22.1%	€12,391	(8.2)%
Note: Some figures may not recalculate due to rounding.
(1) Changes in tax rates in Germany are discussed in Deferred Taxes section of this note.
(2) Share-based compensation is further discussed in "Note 9 - Share-based awards and other equity instruments".
(3) Tax-free income from investments relates to the subsidiary acquisition further discussed in "Note 3 - Holisto Investment and Acquisition".

Schedule of Uncertain Tax Positions
Uncertain tax positions as of December 31, 2025 and 2024 were as follows:

	As of December 31,
(€ thousands)	2025	2024
Balance, beginning of year	€8,684	€8,552
Decreases to tax positions related to prior years	(8,804)	—
Interest and penalties	120	132
Balance, end of year	€—	€8,684

Schedule of Cash Paid for Income Taxes, Net of Refunds Received
The table below shows cash paid for income taxes/(net of refunds received), by jurisdiction:

	Year Ended December 31,
(€ thousands)	2025	2024	2023
Domestic
Germany - Federal	€234	€(1,530)	€32,946
Foreign
All Other Foreign	34	12	39
Total income taxes paid/(net of refunds received)	€268	€(1,518)	€32,985

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2025 and 2024, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	€8,591	€789
Research and Development Credits	1,080	—
Property and equipment	63	—
Accrued expenses and other current liabilities	47	—
Intangible assets, net	—	18
Operating lease liability	13,036	14,776
Other long-term liabilities	55	40
Deferred tax assets (gross)	€22,872	€15,623
Less valuation allowance	(661)	(789)
Subtotal	€22,211	€14,834
Offsetting	(19,773)	(14,834)
Deferred tax assets	€2,438	€—

Deferred tax liabilities:
Prepaid expense and other current assets	€142	€328
Intangible assets, net	18,371	13,913
Property and equipment	2,012	1,946
Operating lease right-of-use assets	13,438	15,241
Accrued expenses and other current liabilities	—	148
Other	—	56
Subtotal	€33,963	€31,632
Offsetting	(19,773)	(14,834)
Deferred tax liabilities	€14,190	€16,798